FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)																			12 Months Ended							12 Months Ended					6 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Recurring [Member] Level 1	Dec. 31, 2012 Recurring [Member] Level 1	Dec. 31, 2011 Recurring [Member] Level 1	Jun. 30, 2013 Recurring [Member] Level 2	Dec. 31, 2012 Recurring [Member] Level 2	Dec. 31, 2011 Recurring [Member] Level 2	Jun. 30, 2013 Recurring [Member] Level 3	Dec. 31, 2012 Recurring [Member] Level 3	Dec. 31, 2011 Recurring [Member] Level 3	Jun. 30, 2013 Commodity Contract [Member] Recurring [Member] Level 1	Dec. 31, 2012 Commodity Contract [Member] Recurring [Member] Level 1	Jun. 30, 2013 Commodity Contract [Member] Recurring [Member] Level 2	Dec. 31, 2012 Commodity Contract [Member] Recurring [Member] Level 2	Jun. 30, 2013 Commodity Contract [Member] Recurring [Member] Level 3	Dec. 31, 2012 Commodity Contract [Member] Recurring [Member] Level 3	Dec. 31, 2012 Preferred Stock Embedded Derivative Level 3	Jun. 30, 2013 Preferred Stock Embedded Derivative Recurring [Member] Level 1	Dec. 31, 2012 Preferred Stock Embedded Derivative Recurring [Member] Level 1	Jun. 30, 2013 Preferred Stock Embedded Derivative Recurring [Member] Level 2	Dec. 31, 2012 Preferred Stock Embedded Derivative Recurring [Member] Level 2	Jun. 30, 2013 Preferred Stock Embedded Derivative Recurring [Member] Level 3	Dec. 31, 2012 Preferred Stock Embedded Derivative Recurring [Member] Level 3	Dec. 31, 2012 Convertible Security Embedded Derivative Level 3	Jun. 30, 2013 Convertible Security Embedded Derivative Recurring [Member] Level 1	Dec. 31, 2012 Convertible Security Embedded Derivative Recurring [Member] Level 1	Jun. 30, 2013 Convertible Security Embedded Derivative Recurring [Member] Level 2	Dec. 31, 2012 Convertible Security Embedded Derivative Recurring [Member] Level 2	Jun. 30, 2013 Convertible Security Embedded Derivative Recurring [Member] Level 3	Dec. 31, 2012 Convertible Security Embedded Derivative Recurring [Member] Level 3	Jun. 30, 2013 Maximum Preferred Stock Embedded Derivative Recurring [Member] Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated volatility (as a percent)																			22.30%							40.00%					40.00%		26.00%
Credit spread rate (as a percent)																			14.64%														15.06%
Total consideration paid for acquisition																			$ 483,800,000
Assumptions and methodology used for calculating fair value of assets and liabilities
Life (in years)																										4 years 1 month 6 days					3 years 7 months 12 days
Risk-free interest rate (as a percent)																										0.67%					1.17%
Dividend																										0.00%					0.00%
Common stock issued (in dollars per share)																										$ 1.61					$ 0.80
Fair Value Measurements on a Recurring Basis
Available for sale securities	1,958,000	497,000	0	48,652,000	1,958,000	497,000	0	0	0	0	0	0
Derivative assets					0	0		4,882,000	6,924,000		264,000	0	0		4,700,000	4,882,000	0										0	0	0	0	53,000	264,000
Total assets at fair value				48,652,000	1,958,000	497,000	4,700,000	4,882,000	6,924,000	53,000	264,000	0
Derivative liabilities					0	0		7,477,000	11,912,000		43,548,000	0	0	0	2,429,000	7,477,000	0	0		0	0	0	0	55,948,000	43,548,000
Total liabilities at fair value				0	0	0	2,429,000	7,477,000	11,912,000	55,948,000	43,548,000	0
Business Acquisition, Cost of Acquired Entity, Total Enterprise Value																								$ 499,000,000